REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Geography

The following table presents revenue disaggregated by geography:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
United States	$—	$186,743	$15,000	$1,423,809
Asia	—	—	9,112	116,485
Europe	—	—	118,715	170,500
Total	$—	$186,743	$142,827	$1,710,794

The following table presents revenue from contracts with customers disaggregated by geography:

	Year ended December 31,
	2023	2022
United States	$1,760,350	$1,038,403
Asia	117,835	356,075
Europe	207,347	45,950
Total	$2,085,532	$1,440,428

Schedule of Revenue from Contracts with Customers Disaggregated

Revenue from contracts with customers are disaggregated as follows:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Revenue recognized at a point in time	$—	$186,743	$123,827	$1,705,794
Revenue recognized over time	—	—	19,000	5,000
Total	$—	$186,743	$142,827	$1,710,794

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Year ended December 31,
	2023	2022
Revenue recognized at a point in time	$2,080,532	$1,438,628
Revenue recognized over time	5,000	1,800
Total	$2,085,532	$1,440,428

Schedule of Accounts Receivable and Contract Liabilities	Accounts receivable and contract liabilities as of the periods presented were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2023	$327,200	$178,750
December 31, 2023	482,279	30,400
September 30, 2024	54,600	24,000
Accounts receivable and contract liabilities as of December 31, 2023 and 2022 were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2022	$223,275	$173,050
December 31, 2022	327,200	178,750
December 31, 2023	482,279	30,400